Related Party Transactions - Additional Information (Detail) (USD $)		3 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011 Solera Partners, L.P	Mar. 31, 2012 Solera Partners, L.P	Mar. 31, 2011 Solera Partners, L.P	Mar. 31, 2010 Solera Partners, L.P	Jun. 30, 2012 Solera Partners, L.P Minimum	Mar. 31, 2012 Solera Partners, L.P Minimum
Related Party Transaction [Line Items]
Voting equity	51.00%					10.00%	10.00%
Annual advisory fee			$ 600,000
Advisory fee payment, due days			Ten
Consulting and advisory expense		150,000	600,000	400,000	400,000
Contract termination fee			1,300,000
Reimbursable out-of-pocket expenses			$ 1,300,000	$ 6,000